Note 13 - Related Parties	12 Months Ended
Sep. 30, 2018
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
N
ote
1
3
 – Related Parties

The Company leases
three
facilities in Florida from a company owned by
two
employees. The total payments made on the leases were
$0.2
million and
$0.1
million for the years ended
September 30, 2018
and
2017,
respectively. The
three
leases terms extend through
December 31, 2019.

David E. Chymiak and Kenneth A. Chymiak beneficially owned
26%
and
19%,
respectively, of the Company’s outstanding common stock at
September 30, 2018.

As disclosed in Note
2
– Assets Held for Sale, subsequent to
September 30, 2018,
a company controlled by David Chymiak purchased the Company’s Broken Arrow, Oklahoma facility for
$5.0
million.  As part of this transaction, Tulsat, an operating company within the Cable TV Segment, entered a ten
-year lease with the purchaser with monthly lease payments of
$44,000.